CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Paycore Minerals Inc.	Acquisition of Ruby Hill	Share capital	Share capital Paycore Minerals Inc.	Share capital Acquisition of Ruby Hill	Equity settled employee benefits	Equity settled employee benefits Paycore Minerals Inc.	Deficit
Number of shares, beginning (in shares) at Dec. 31, 2021				238,703,817
Equity, beginning at Dec. 31, 2021	$ 406,978			$ 350,198			$ 13,683		$ 43,097
Exercise of warrants and stock options (in shares)				1,857,200
Exercise of warrants and stock options	3,699			$ 4,272			(573)
Share-based payments	1,932						1,932
Loss for the period	(79,197)								(79,197)
Number of shares, ending (in shares) at Dec. 31, 2022				240,561,017
Equity, ending at Dec. 31, 2022	333,412			$ 354,470			15,042		(36,100)
Shares issued in acquisition (in shares)					30,505,575	12,128,695
Shares issued in acquisition		$ 81,302	$ 26,000		$ 78,787	$ 26,000		$ 2,515
Shares issued in equity financing (in shares)				13,629,800
Shares issued in equity financing	27,693			$ 27,693
Shares to be issued in relation to Convertible Loan (in shares)				800,449
Shares issued in relation to Convertible Loan	1,731			$ 1,665					66
Exercise of warrants and stock options (in shares)				876,798
Exercise of warrants and stock options	2,070			$ 2,423			(353)
Share-based payments	2,107						2,107
Convertible Debenture conversion option	18,913								18,913
Share issue costs	(1,768)			$ (1,768)
Loss for the period	(65,196)								(65,196)
Number of shares, ending (in shares) at Dec. 31, 2023				298,502,334
Equity, ending at Dec. 31, 2023	$ 426,264			$ 489,270			$ 19,311		$ (82,317)